Related Parties Balances and Transactions (Details Narrative) (10-KT) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2013	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2014
Related Party Transaction [Line Items]
Interest expense				$ 15	$ 286
Shareholder [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate				16.00%	16.00%	4.00%
Debt instrument face amount				$ 57	$ 340	$ 22
Minimum interest rate				4.00%	4.00%
Related party expenses				$ 13	$ 10
Shareholder [Member] | December 2013 Loan [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate		8.00%
Debt instrument face amount		$ 892
Interest expense				$ 0	$ 72
Debt Conversion, Converted Instrument, Shares Issued		1,397,068
Consultant [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt instrument, amount forgiven	$ 304